UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Inflective Asset Management, LLC

Address:  1334 Parkview Avenue
	Suite 310
          	Manhattan Beach, CA 90266

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kent Galli
Title:  Controller
Phone:  310-545-2992


Signature, Place and Date of Signing:

/s/ Kent Galli         Manhattan Beach, CA     February 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $185,657
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

                              			TITLE OF                          		VALUE	SHRS OR  SH/ PUT/   	INVSTMT    OTHER    	VOTING
NAME OF ISSUER                		CLASS		CUSIP       	(X$1000)	PRN AMT  PRN CALL	DISCRETN  MGRS		SOLE
--------------               		 	-----                 	-----       		--------   	-------  			--------	   --------  ----    	----

UNITED STATES STL CO		PFD CV B 7%      	912909207                  1228	7995	SH		SOLE			7995
AMAZON COM INC			NOTE 4.750% 2/0  	023135AF3                  3019	3136000	PRN		SOLE			3136000
AMERICAN EXPRESS CO		DBCV 1.850%12/0  	025816AS8                  5755	5413000	PRN		SOLE			5413000
AMERICAN INTL GROUP		DBCV 11/0        	026874AP2                  6693	9862000	PRN		SOLE			9862000
AMGEN INC			NOTE 3/0         	031162AL4                  7559	9700000	PRN		SOLE			9700000
BEAZER HOMES USA INC		NOTE 4.625% 6/1  	07556QAL9                  8144	5295000	PRN		SOLE			5295000
BEST BUY INC			SDCV 2.250% 1/1  	086516AF8                  9565	8750000	PRN		SOLE			8750000
BLACKROCK INC			DBCV  2.625% 2/1 	09247XAA9                  1134	978000	PRN		SOLE			978000
BLACKROCK INC			DBCV  2.625% 2/1 	09247XAB7                   928	800000	PRN		SOLE			800000
CSG SYS INTL INC			NOTE 2.500% 6/1  	126349AB5                  3308	3366000	PRN		SOLE			3360000
CSX CORP			DBCV 10/3        	126408GA5                  7383	7719000	PRN		SOLE			7719000
CARNIVAL CORP			DBCV 1.132% 4/2  	143658AV4                  9468	11990000	PRN		SOLE			11990000
CERADYNE INC			NOTE 2.875% 12/1 	156710AA3                  2757	2700000	PRN		SOLE			2700000
CONSTELLATION BRANDS		PFD 1/40 A5.75   	21036P306                  3159	80000	SH		SOLE			80000
CYMER INC			NOTE 3.500% 2/1  	232572AE7                  5579	5778000	PRN		SOLE			5778000
DIAMOND OFFSHORE DRI		DBCV 1.500% 4/1  	25271CAE2                  5084	3550000	PRN		SOLE			3550000
DICKS SPORTING GOODS		NOTE 1.606% 2/1  	253393AB8                  6355	9130000	PRN		SOLE			9130000
DISNEY WALT CO			NOTE 2.125% 4/1  	254687AU0                  3942	3931000	PRN		SOLE			3931000
DRESS BARN INC			NOTE 2.500%12/1  	261570AB1                  7760	4000000	PRN		SOLE			4000000
EURONET WORLDWIDE IN		DBCV  1.625%12/1 	298736AD1                  2057	2042000	PRN		SOLE			2042000
FEI CO				NOTE 6/1         	30241LAD1                  4072	4481000	PRN		SOLE			4481000
FLUOR CORP NEW			NOTE 1.500% 2/1  	343412AA0                  3070	2157000	PRN		SOLE			2157000
FOUR SEASONS HOTEL I		NOTE 1.875% 7/3  	35100EAE4                  3905	4000000	PRN		SOLE			4000000
GUITAR CTR MGMT INC		NOTE 4.000% 7/1  	402040AC3                  1564	1050000	PRN		SOLE			1050000
INCO LTD			SDCV 3.500% 3/1  	453258AR6                  2877	1682000	PRN		SOLE			1682000
JUNIPER NETWORKS INC		NOTE 6/1         	48203RAC8                  5187	4360000	PRN		SOLE			4360000
LIONS GATE ENTMNT CO		NOTE 4.875%12/1  	535919AC8                  1672	1106000	PRN		SOLE			1106000
MCMORAN EXPLORATION		NOTE 6.000% 7/0  	582411AB0                  3246	2243000	PRN		SOLE			2243000
MCMORAN EXPLORATION CO	NOTE 5.250% 10/0 	582411AE4                   624	500000	PRN		SOLE			500000
MEDTRONIC INC                                     DBCV 1.250% 9/1  	585055AD8                  8108	7995000	PRN		SOLE			7995000
MERCURY INTERACTIVE		NOTE 4.750% 7/0  	589405AB5                  4334	4514000	PRN		SOLE			4514000
MICRON TECHNOLOGY IN		NOTE 2.500% 2/0  	595112AG8                  6979	6000000	PRN		SOLE			6000000
NII HLDGS INC			NOTE 2.875% 2/0  	62913FAB8                   326	187000	PRN		SOLE			187000
NII HLDGS INC			NOTE 2.875% 2/0  	62913FAC6                  3823	2193000	PRN		SOLE			2193000
OMNICARE INC			DBCV 3.250% 12/1 	681904AL2                  4553	4600000	PRN		SOLE			4600000
PLACER DOME INC			DBCV 2.750%10/1  	725906AK7                  4997	4034000	PRN		SOLE			4034000
QUANTA SVCS INC			SDCV 4.500%10/0  	74762EAC6                  4201	3200000	PRN		SOLE			3200000
ST JUDE MED INC			DBCV 2.800% 12/1 	790849AB9                  5985	6000000	PRN		SOLE			6000000
SCIENTIFIC GAMES COR		SDCV  0.750%12/0 	80874PAC3                   286	267000	PRN		SOLE			267000
SCIENTIFIC GAMES COR		SDCV  0.750%12/0 	80874PAD1                  2037	1900000	PRN		SOLE			1900000
TEVA PHARMACEUTICAL		DBCV 0.500% 2/0  	88164RAA5                  2765	2324000	PRN		SOLE			2324000
UNITED STATES STL CO		PFD CV B 7%      	912909207                   308	2005	SH		SOLE			2005
VALASSIS COMMUNICATI		NOTE 1.625% 5/2  	918866AK0                  4719	7565000	PRN		SOLE			7565000
VALEANT PHARMACEUTIC		NOTE 4.000%11/1  	91911XAD6                  5138	6000000	PRN		SOLE			6000000

                                                 				Total          185657
                                                 				(in thousands)